Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
VAT and other taxes recoverable	$ 356,792	$ 452,566
Prepayments and advances for materials	99,515	101,650
Capitalized loan origination fees	44,325	35,604
Other receivables	23,489	24,738
Bank deposits with original maturities over 90 days	2,782	7,283
Short-term loans issued	1,936	2,561
Promissory notes received	12	325
Other current assets	32,938	28,734
Total prepayments and other current assets	$ 561,789	$ 653,461